Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.34

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
XXX	2025110667	Loan Type	XXX	Non-QM	Non-QM loan type verified per lender guidelines.
XXX	2025110667	Total Debt to Income Ratio	XXX	XXX	Approved DTI XXX%, variance < XXX% is non-material.
XXX	2025110668	Loan Type	XXX	Non-QM	Non-QM loan type verified per lender guidelines.
XXX	2025110668	Total Debt to Income Ratio	XXX	XXX	Approved DTI per 1008 XXX%, Review DTI XXX%. Non-Material variance.
XXX	2025110669	Loan Type	XXX	Non-QM	Non-QM loan type per lender guidelines.
XXX	2025110669	Total Debt to Income Ratio	XXX	XXX	Source of tape is unknown. Approved DTI per the 1008 XXX%. Review DTI XXX%. Non-Material variance.